Income Tax Expense (Details) - Schedule of Unrecognised Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets have not been recognised in respect of the following items:
Temporary differences		$ 309,212
Tax losses		8,547,095
Unrecognised deferred tax assets		$ 8,856,307